Note 19 - Leasing Arrangements	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

NOTE 19 – LEASING ARRANGEMENTS

The Corporation leases various branch facilities under operating leases. Rent expense was $406,000,$424,000, and $314,000 for the years ended December 31, 2021, 2020 and 2019, respectively.  A right-of-use asset, included in other assets, and lease liability, included in other liabilities, were both $1,658,000 at December 31, 2021 and $1,867,000 at December 31, 2020.

The following is a schedule of future minimum rental payments required under the facility leases as of December 31, 2021:

Year ending	Amount
December 31,	(in thousands)
2022	$315
2023	312
2024	314
2025	268
2026	89
Thereafter	802
Total	$2,100